Investments in Equity Method Investees	12 Months Ended
Mar. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN EQUITY METHOD INVESTEES
9.	INVESTMENTS IN EQUITY METHOD INVESTEES

The following table provides a reconciliation of the investments in equity method investees in the Group’s consolidated balance sheets as of March 31, 2021 and 2022 and the amount of underlying equity in net assets of the equity investees:

	As of March 31,
	2021	2022
	$	$

The Group’s proportionate share of equity in the net assets of equity investees	5	5
Less: Accumulated impairment losses recognized	(5)	(5)

Investments in equity investees reported in the consolidated balance sheets	-	-

As of March 31, 2021 and 2022, investment in equity method investees represented the 50% equity interest in Kayser Technik (Overseas) Inc. (K.T.I) (“Kayser Technik (Overseas)”), a company incorporated in Republic of Panama, which was formerly engaged in the trading of camera batteries, films, and disposable cameras. Kayser Technik (Overseas) was inactive, and the investment was fully impaired as of March 31, 2021 and 2022.